Related party transactions (Details Narrative) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		15 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	May 31, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 100		$ 100			$ 200
Salaries and benefits	848	$ 1,075	3,096	$ 3,416
Stock value	7,000		7,000
Shares granted	$ 200		$ 1,100	2,100	$ 600
First Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	2,000		2,000
Fair market value			$ 1,400
Second Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	3,600		3,600
Fair market value			$ 2,500
Third Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Sale of stock	2,800		2,800
Fair market value			$ 2,000
Key Management [Member]
IfrsStatementLineItems [Line Items]
Fair market value of shares			1,560
Salaries and benefits			$ 1,100
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 200	0	400	0
R S Us [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0	$ 0	$ 200	$ 0